U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

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1.  Name and address of issuer:

            Nicholas Equity Income Fund, Inc.
            700 North Water Street, Suite 1010
            Milwaukee, WI  53202

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2.  The name of each series or class of securities for which this
    Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
    list series of classes):  					[X]

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3.  Investment Company Act File Number:

    Securities Act File Number:   33-69804

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4(a).Last day of fiscal year for which this Form is filed:

     March 31, 2007

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4(b).[ ]    Check box if this Form is being filed late (i.e., more
            than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

    Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ]   Check box if this is the last time the issuer will be
            filing this Form.

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5.  Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the fiscal
            year pursuant to section 24(f):              $  9,573,688

     (ii)   Aggregate price of securities redeemed or repurchased
            during the fiscal year:                      $  2,945,745

    (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce
            registration fees payable to the Commission: $          0

     (iv)   Total available redemption credits [add Items 5(ii) and
            5(iii):                                    - $  2,945,745

      (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:        $  6,627,943

      (vi)  Redemption credits available for use in future years - if
            Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                            -           0

     (vii)  Multiplier for determining registration fee (See
            Instruction C.9):                           x    .0000307

    (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)]
            (enter "0" if no fee is due):               =  $   203.48

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6.  Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________

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7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                        +  $        0

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8.  Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line7):
                                                        =  $   203.48

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9.  Date the registration fee and any interest payment was sent to the Commission's lockbox depository:  June 27, 2007

            Method of Delivery:

                                   [x] Wire Transfer
                                   [ ] Mail or other means

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                             SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jeffrey T. May
                          -------------------------------------
                            Jeffrey T. May, Senior Vice President
                          -------------------------------------

Date    June 27, 2007
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            *Please print the name and title of the signing officer
            below the signature.